Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Profit after tax for the period	£ 419	£ 672
Movement in fair value reserve (debt instruments)
- Change in fair value	167	(94)
- Income statement transfers	(152)	67
- Taxation	(4)	6
Other comprehensive income fair value reserve (debt instruments)	11	(21)
Cash flow hedges:
- Effective portion of changes in fair value	360	84
- Income statement transfers	(42)	(190)
- Taxation	(82)	21
Other comprehensive income cash flow hedges, total	236	(85)
Net other comprehensive income that may be reclassified to profit or loss subsequently	247	(106)
Pension remeasurement:
- Change in fair value	(280)	529
- Taxation	70	(132)
Pension remeasurement, total	(210)	397
Own credit adjustment:
- Change in fair value	(58)	(31)
- Taxation	15	8
Own credit adjustment, total	(43)	(23)
Net other comprehensive income that will not be reclassified to profit or loss subsequently	(253)	374
Total other comprehensive income for the period net of tax	(6)	268
Total comprehensive income	413	940
Attributable to:
Equity holders of the parent	405	927
Non-controlling interests	8	13
Total comprehensive income	£ 413	£ 940